Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expenses
Selling, general and administrative expenses

21.         Selling, general and administrative expenses

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Personnel expense	€40,082	€18,292	€6,745
Consulting fees	5,624	3,646	3,289
Marketing costs	10,719	1,826	—
Supervisory board	2,792	1,088	621
Office costs	5,352	2,619	1,793
	€64,569	€27,471	€12,448